Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information
3. Segment Information
Our operations are organized into three reportable segments based on manufacturing and marketing criteria and the nature of our products and services, our production processes and our types of customers. These segments are refining, WNRL and retail. See Note 24, Concentration of Risk, for a discussion on significant customers.
We treated the TexNew Mex Pipeline System assets we sold to WNRL in the TexNew Mex Pipeline Transaction as a transfer of assets between entities under common control. Accordingly, we have retrospectively adjusted the financial information for the affected reporting segments to include or exclude the historical results of the transferred assets for periods prior to the effective date of the transaction. The TexNew Mex Pipeline System was moved from the refining segment to the WNRL segment.
A description of each segment and the principal products follows:
Refining. We report the operations of three refineries in our refining segment: one in El Paso, Texas (the "El Paso refinery") with a 131,000 barrel per day ("bpd") capacity, one near Gallup, New Mexico (the "Gallup refinery") with a 25,000 bpd capacity and one in St. Paul Park, Minnesota (the "St. Paul Park refinery") with a 98,000 bpd capacity. Our refineries make various grades of gasoline, diesel fuel and other products from crude oil, other feedstocks and blending components. We purchase crude oil, other feedstocks and blending components from various third-party suppliers. We also acquire refined products through exchange agreements and from various third-party suppliers to supplement supply to our customers. We sell these products to WNRL, to our retail segment, to other independent wholesalers and retailers, commercial accounts and sales and exchanges with major oil companies. Net sales for the years ended December 31, 2014 and 2013, include $5.8 million and $22.2 million, respectively, in business interruption recoveries related to processing outages that occurred during the first and fourth quarters of 2011 at our El Paso refinery.
We have an exclusive supply and marketing agreement with a third party covering activities related to our refined product supply, sales and hedging in the Mid-Atlantic region. We recorded $1.8 million and $0.1 million in assets at December 31, 2015, and 2014, respectively, related to this supply agreement in our Consolidated Balance Sheets. The revenues and costs recorded under the supply agreement included $48.7 million and $34.6 million in net hedging gains for the year ended December 31, 2015, and 2014, respectively and $3.9 million in net hedging losses for the year ended December 31, 2013.
WNRL. WNRL owns and operates certain logistics assets that consist of pipeline and gathering, terminalling, storage and transportation assets, providing related services to our refining segment in the Southwest, including approximately 685 miles of pipelines and approximately 8.2 million barrels of active storage capacity. The majority of WNRL's logistics assets are integral to the operations of the El Paso and Gallup refineries.
WNRL also owns a wholesale business that operates primarily in the Southwest. WNRL's wholesale business includes the operations of several lubricant and bulk petroleum distribution plants and a fleet of crude oil, refined product and lubricant delivery trucks. WNRL distributes commercial wholesale petroleum products primarily in Arizona, California, Colorado, Nevada, New Mexico and Texas. WNRL purchases petroleum fuels and lubricants from our refining segment and from third-party suppliers.
Retail. We operate retail networks located in the Southwest region ("Southwest Retail") and the Upper Great Plains region of the U.S. ("SuperAmerica"). Each of our retail networks sell various grades of gasoline, diesel fuel, convenience store merchandise and beverage and food products to the general public through retail convenience stores.
Southwest Retail obtains the majority of its gasoline and diesel fuel supply from WNRL and purchases general merchandise and beverage and food products from various third-party suppliers. At December 31, 2015, Southwest Retail operated 258 service stations and convenience stores or kiosks located in Arizona, Colorado, New Mexico and Texas compared to 230 and 228 service stations and convenience stores or kiosks at December 31, 2014 and 2013, respectively. The additional stores were added primarily under various operating and capital leases. At December 31, 2015, Southwest Retail operated 52 cardlocks located in Arizona, California and New Mexico compared to 50 and 53 cardlocks at December 31, 2014 and 2013, respectively.
As of December 31, 2015, SuperAmerica included the operations of 168 retail convenience stores and supported 109 franchised retail convenience stores. Our St. Paul Park refinery supplies the majority of the gasoline and diesel sold through these convenience stores.
Segment Accounting Principles. Operating income for each segment consists of net revenues less cost of products sold; direct operating expenses; selling, general and administrative expenses; net impact of the disposal of assets and depreciation and amortization. The refining segment also includes costs related to periodic maintenance turnaround activities. Cost of products sold includes net realized and unrealized gains and losses related to our commodity hedging activities and reflects current costs adjusted, where appropriate, for LIFO and LCM inventory adjustments. Intersegment revenues are reported at prices that approximate market.
Activities of our business that are not included in the three segments mentioned above are included in the "Other" category. These activities consist primarily of corporate staff operations and other items that are not specific to the normal business of any one of our three reportable segments. We do not allocate certain items of other income and expense, including income taxes, to the individual segments. WNRL is primarily a pass-through entity with respect to income taxes.
The total assets of each segment consist primarily of cash and cash equivalents; inventories; net accounts receivable; net property, plant and equipment and other assets directly associated with the individual segment’s operations. Included in the total assets of the corporate operations are cash and cash equivalents; various net accounts receivable; prepaid expenses; other current assets; net property, plant and equipment and other long-term assets.
Disclosures regarding our reportable segments with reconciliations to consolidated totals for the three years ended December 31, 2015, are presented below:

	Year Ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(In thousands)
Operating Results:
Refining (2) (3)
Net sales	$8,777,196	$14,196,564	$9,499,363
Intersegment eliminations	3,072,806	4,291,617	3,506,335
Net refining sales to external customers	5,704,390	9,904,947	5,993,028
WNRL (2)
Net sales	2,599,867	3,501,888	3,407,128
Intersegment eliminations	786,324	1,011,575	882,533
Net WNRL sales to external customers	1,813,543	2,490,313	2,524,595
Retail (3)
Net sales	2,279,737	2,776,782	1,588,314
Intersegment eliminations	10,634	19,575	21,069
Net retail sales to external customers	2,269,103	2,757,207	1,567,245
Other (3)
Other revenue, net	—	1,106	1,202
Intersegment eliminations	—	—	—
Net other sales to external customers	—	1,106	1,202

Consolidated net sales to external customers	$9,787,036	$15,153,573	$10,086,070

Operating income (loss)
Refining (1) (2) (3)	$900,513	$1,107,103	$680,969
WNRL (2)	86,713	70,295	(42,460)
Retail (3)	41,279	42,087	16,332
Other (3)	(98,380)	(122,972)	(82,968)
Operating income	930,125	1,096,513	571,873
Other income (expense), net	(91,739)	(93,837)	(118,394)
Consolidated income before income taxes	$838,386	$1,002,676	$453,479

Depreciation and amortization
Refining (2) (3)	$150,580	$146,462	$84,131
WNRL (2)	26,912	20,187	16,515
Retail (3)	23,197	19,869	13,245
Other (3)	4,602	4,048	3,957
Consolidated depreciation and amortization	$205,291	$190,566	$117,848

	Year Ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(In thousands)
Capital expenditures
Refining (2) (3)	$205,879	$119,582	$105,882
WNRL (2)	61,005	79,172	84,825
Retail (3)	20,895	22,056	9,771
Other (3)	3,084	2,461	5,199
Consolidated capital expenditures	$290,863	$223,271	$205,677

Total assets
Refining (2) (3) (including $1,267,455 of goodwill)	$4,133,402	$4,238,787	$4,242,082
WNRL (2)	456,938	439,471	434,761
Retail (3) (including $21,988, $21,988 and $29,588 of goodwill, respectively)	444,382	417,269	391,146
Other (3)	798,671	546,659	407,110
Consolidated total assets	$5,833,393	$5,642,186	$5,475,099

(1)
The effect of our economic hedging activity is included within operating income of our refining segment as a component of cost of products sold. The cost of products sold within our refining segment included $43.5 million and $289.8 million in net realized and unrealized economic hedging gains for the years ended December 31, 2015 and 2014, respectively, and $1.0 million in net realized and unrealized economic hedging losses for the year ended December 31, 2013.

(2)
WNRL's financial data includes its historical financial results and an allocated portion of corporate general and administrative expenses, previously reported as Other, for the three years ended December 31, 2015. WNRL operating results include activity of the TexNew Mex Pipeline System that was previously recorded within our refining segment. The WNRL Predecessor includes the historical financial results of the TexNew Mex Pipeline System. The information contained herein for WNRL has been retrospectively adjusted, to include the historical results of the TexNew Mex Pipeline System, for periods between the Offering and the effective date of the transaction.

(3)	The segment financial data includes the results for NTI for the period beginning November 12, 2013, through December 31, 2013.